Valuation adjustments - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	$ (6,724)	$ 3,565	$ 4,108
Financial assets at fair value through other comprehensive income	395,829	356,089
Debt instruments
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	1,972	5,944
Valuation Losses, Financial assets at fair value through other comprehensive income	(8,695)	(2,384)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	(6,724)	3,560
Financial assets at fair value through other comprehensive income	390,974	355,321
Loans and advances - Customers
Financial instruments
Financial assets at fair value through other comprehensive income	4,056
Equity investments
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	(76)	170
Valuation Losses, Financial assets at fair value through other comprehensive income		(44)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	(76)	126
Financial assets at fair value through other comprehensive income	$ 799	$ 768	$ 642	$ 535